Redeemable Non-Controlling Interests - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Jun. 03, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 LDKSCT	Dec. 31, 2011 LDKSCT	Dec. 31, 2011 LDKSCT Minimum	Dec. 31, 2011 JXLDK
Redeemable Noncontrolling Interest [Line Items]
Series A redeemable convertible preferred shares issued			240,000,000
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe		$ 240,000	$ 240,000
Percentage of preferred shares to the aggregate issued and outstanding share capital of LDK SCT					18.46%
Percentage of aggregate issued and outstanding share capital of LDK SCT remaining					81.54%
Initial conversion ratio					1
Qualified IPO completion date				Jun. 03, 2013	Jun. 03, 2013
Percentage of subscription price used to calculate redemption price				100.00%	100.00%
Internal rate of return				23.00%	23.00%
Annual dividend to strategic investors						15,000
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd							15.00%
Redeemable non-controlling interests	$ 170,716